Note 09 - Asset Retirement and Environmental Obligations (Detail) (Liabilities [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Liabilities [Member]
Summary of abandoment provision
Balance as of December 31, 2009	$ 2,812	$ 2,825
Accretion expenses	137	164
Liabilities incurred	1,088	24
Liabilities settled	(124)	(4)
Revision of provision	(858)	(955)
Cumulative translation adjustment	139	758
Balance as of December 31, 2010	$ 3,194	$ 2,812